LONG-TERM DEBT AND OTHER DEBTS	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
LONG-TERM DEBT AND OTHER DEBTS	LONG-TERM DEBT AND OTHER DEBTS

	March 31, 2023	December 31, 2022
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 6.1)	69,778,688	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.2)	16,661,693	10,381,986
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.3)	6,256,317	6,189,814
Loans on research and development tax credits and subsidies receivable (Note 6.4)	22,168,034	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5)	28,727	34,802
	114,893,459	110,673,348
Current portion of long-term debt and other debts	22,346	24,713
Long-term portion of long-term debt and other debts	114,871,113	110,648,635
6 - LONG-TERM DEBT AND OTHER DEBTS
6.1 Credit Agreement with Banking Syndicate
On August 11, 2021, Lion entered into a new credit agreement with a syndicate of lenders represented by National Bank of Canada, as administrative agent and collateral agent, and including Bank of Montreal and Federation des Caisses Desjardins du Quebec (the “Revolving Credit Agreement”). The Revolving Credit Agreement was amended on January 25, 2022 to increase the maximum principal amount that may become available from time to time under the revolving credit facility, subject to the borrowing base and compliance with the covenants contained under the Revolving Credit Agreement from $100,000,000 to $200,000,000. The credit facility under the Revolving Credit Agreement is available for use to finance working capital and for other general corporate purposes, and available to be drawn subject to a borrowing base comprised of eligible accounts (including insured or investment grade accounts) and eligible inventory, in each case, subject to customary eligibility and exclusionary criteria, advance rates and reserves.
The credit facility under the Revolving Credit Agreement currently bears interest at a floating rate by reference to the Canadian prime rate or pursuant to banker’s acceptance based on the CDOR rate, if in Canadian dollars, or the US base rate or Term Secured Overnight Financing Rate (SOFR), if in US dollars, as applicable, plus the relevant applicable margin.
As at March 31, 2023, the weighted average all-in interest rate was 6.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$20,000,000	April 2023	4.26% - 5.02% plus 1.75% stamping fee
Loans in the amount of US$55,000,000	April 2023	5.41% - 6.72%, including spread of 1.75%
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%
The Revolving Credit Agreement matures on August 11, 2024. The obligations under the Revolving Credit Agreement are secured by a first priority security interest, hypothec and lien on substantially all of Lion’s and certain of its subsidiaries’ property and assets (subject to certain exceptions and limitations). The Revolving Credit Agreement includes certain customary affirmative covenants, restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets and thresholds. The Revolving Credit Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Finally, the Revolving Credit Agreement also requires Lion to maintain certain financial ratios and namely, an all times tangible net worth test and a springing fixed charge coverage ratio based on a minimum availability test which may, from time to time, impact the maximum amount available under the revolving credit facility.
6 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
6.2 Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center
On July 1, 2021, the Company entered into an interest-bearing secured loan agreement with Investissement Quebec (the “IQ Loan”) relating to the construction of the battery manufacturing plant and innovation center ("Lion Campus"). The IQ Loan provides for financing of up to CA$50,000,000, of which up to 30% is expected to be forgiven subject to certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to research and development activities. The IQ Loan bears interest at a fixed rate of 4.41%, and will be repayable over a ten-year term, beginning in June 2027. The IQ Loan contains certain affirmative and negative covenants, including covenants relating to the Company’s workforce, operations and research and development activities and to the location of its head office in the Province of Quebec, as well as certain financial covenants. The obligations under the IQ Loan are secured by a security interest, hypothec, and lien on substantially all of the Company’s movable property and assets as well as the Company's immovable rights in the Innovation Center located on the Lion Campus (in each case, subject to certain exceptions and limitations).
6.3 Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center
On August 19, 2021, the Company entered into an unsecured non-interest bearing loan agreement with the Strategic Innovation Fund of the Government of Canada relating to the construction of the Lion Campus (the “SIF Loan”). The SIF Loan provides for financing of up to CA$49,950,000, of which up to 30% is expected to be forgiven subject to the satisfaction of certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to research and development activities. The SIF Loan is repayable over a 15-year term beginning in April 2026. The SIF Loan contains certain affirmative and negative covenants, including relating to the Company’s workforce, operations and research and development activities and to the location of its head office. As at March 31, 2023, the SIF Loan has a nominal value of $9,366,537 (December 31, 2022: $9,358,929) and is discounted at the rate of 4.03%. As at March 31, 2023, the difference between the proceeds received and the fair value of the debt of $3,226,695 (December 31, 2022: $3,226,695) was accounted as a government grant and recorded as a reduction of property, plant and equipment in the amount of $3,063,476 (December 31, 2022: $3,063,476) and intangible assets in the amount of $163,219 (December 31, 2022: $163,219).
6.4 Loans on research and development tax credits and subsidies receivable
Finalta-CDPQ Loan Agreement
On November 8, 2022, Lion entered into the Finalta-CDPQ Loan Agreement with Finalta, as lender and administrative agent, and Caisse de dépôt et placement du Québec (through one of its subsidiaries), as lender, to finance certain refundable tax credits and grants under government programs. The Finalta-CDPQ Loan Agreement provides for a loan facility of up to a principal amount of CA$30,000,000 ($22,233,751) and bears interest at the rate of 10.95% per annum.
6 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
6.4 Loans on research and development tax credits and subsidies receivable (continued)
Finalta-CDPQ Loan Agreement (continued)
The obligations thereunder are secured by a first priority security interest, hypothec and lien in certain tax credits and government grants and a subordinate security interest, hypothec and lien in substantially all other movable property and assets. The Finalta-CDPQ Loan Agreement matures on November 6, 2024. The Finalta-CDPQ Loan Agreement includes certain customary restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets, and thresholds. The Finalta-CDPQ Loan Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Upon the occurrence and during the continuance of an event of default, the lenders would be entitled to demand the immediate repayment of all amounts owing to them under the Finalta-CDPQ Loan Agreement and/or the lenders may exercise their other rights, remedies and/or recourses. An aggregate amount of $22,233,751 (CA$30,000,000) was advanced under the Finalta-CDPQ Loan Agreement on November 8, 2022 upon entering into of the agreement and is outstanding as of the date hereof. A portion of the advances made under the Finalta-CDPQ Loan Agreement was used to repay in full the Company’s previous credit facilities entered into with Finalta on May 6, 2021 (the "Previous Finalta Credit Facilities"). All previous hypothecs and other liens relating to the Previous Finalta Credit Facilities were discharged upon repayment thereof.
6.5 Secured loans for the acquisition of rolling stock
As of March 31, 2023 and December 31, 2022, the Group had outstanding secured loans, maturing from December 2023 to August 2024, related to the financing of the acquisition of rolling stock in the amount of $28,727 (December 31, 2022: $34,802). The loans had interest rates varying from 2.35% to 4.25% and were secured by the asset financed having a net carrying value of $35,840 (December 31, 2022: $41,472).
6.6 Credit facility for the supplier payment program
On February 8, 2023, the Company entered into a revolving credit facility with National Bank of Canada (the "Credit Facility") to finance the Company's accounts payable related to good or services purchased in the normal course of its operations. The Credit Facility is insured by Export Development Canada ("EDC") and provides for financing of up to $5,000,000. Each term loan has a period of minimum 30 days and a maximum of 120 days. The Credit Facility is subject to an annual review and may be cancelled by National Bank of Canada at any time. The Credit Facility bears interest at a floating rate by reference to the Term Secured Overnight Financing Rate (SOFR) for a comparable period, plus the relevant credit adjustment spread. As at March 31, 2023 and December 31, 2022, no amounts were drawn under the Credit Facility.

For the three months ended March 31, 2023 and 2022, the Company was in compliance with all the covenants and financial ratios included in its long-term debt and other debts above.